Interests in associates and joint ventures - Share of profit (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 1,559	$ 1,651
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures	1,187	1,260
Less: Impairment of interest in BoCom	0	(1,000)	$ (1,000)
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures	322	345
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 50	$ 46